Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment consists of the following at December 31, 2014 and 2013, respectively, (in thousands):

	December 31,
	2014	2013
Computer equipment and purchased software	$31,566	$24,074
Internal-use software and website development costs	36,038	30,523
Furniture and fixtures	7,915	5,999
Leasehold improvements	20,922	13,999

	96,441	74,595
Less accumulated depreciation	(40,268)	(34,788)

	$56,173	$39,807

Schedule of Depreciation Expense

The following table summarizes the depreciation expense that the Company recorded for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
Depreciation expense	$16,926	$13,399	$11,051